Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Current:
U.S. Federal	$ 341,799	$ 299,557	$ 264,533
State	33,753	39,817	34,034
Foreign	6,819	10,526	7,759
Total current	382,371	349,900	306,326
Deferred:
U.S. Federal	40,456	18,451	8,756
State	3,770	1,070	873
Foreign	101	458	171
Total deferred	44,327	19,979	9,800
Total provision for income taxes	426,698	369,879	$ 316,126
Deferred tax liabilities:
Goodwill and intangible assets	(250,330)	(213,312)
Tax over book depreciation and basis differences	(98,628)	(94,496)
Other, net	(18,295)	(18,788)
Deferred tax assets:
Pension and post-retirement benefits	182,444	154,306
Employee compensation related liabilities	107,343	109,061
Marketing and promotional accruals	36,844	37,603
Other, net	46,845	48,432
Net deferred tax assets	$ 6,223	$ 22,806
Reconciliation of the statutory federal income tax rate to the effective tax rate
U.S. statutory rate (as a percent)	35.00%	35.00%	35.00%
State taxes on income, net of federal tax benefit (as a percent)	2.10%	2.70%	2.80%
Domestic production activities deduction (as a percent)	(2.80%)	(2.60%)	(2.70%)
Foreign tax credit	(0.90%)
All other, net (as a percent)	(1.00%)	(0.10%)	(0.80%)
Effective tax rate (as a percent)	32.40%	35.00%	34.30%
Foreign earnings repatriated	$ 38,000
Foreign tax benefit	12,100
Undistributed earnings of foreign subsidiaries and joint ventures	62,500
Income taxes paid	372,000	$ 296,500	$ 285,800
Changes in unrecognized tax benefits
Balance at the beginning of the period	21,337	22,608
Tax positions related to the current period
Increases	3,587	2,920
Tax positions related to prior periods:
Increases	9,723	1,629
Decreases	(3,913)	(796)
Settlements	(1,273)	(2,839)
Decreases related to a lapse of applicable statute of limitations	(2,072)	(2,185)
Balance at the end of the period	27,389	21,337	$ 22,608
Portion of unrecognized tax benefit including interest and penalties, that if recognized, would impact effective tax rate	19,500	16,000
Interest and penalties expense related to uncertain tax positions recognized in income tax expense	500
Accrued interest and penalties, associated with unrecognized tax benefits	$ 2,600	$ 3,200